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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 53 Grosvenor Street
         London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Claude Marion
Title: Director
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:


/s/ Claude Marion          London, England, United Kingdom   February  13, 2009
------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         23
Form 13F Information Table Value Total:     $5,787
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
 1    28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                  Share Number and Type
                                                         Value    ---------------------
                                                        (U.S.$     No. of Shares /      Investment   Other    Voting
Name of Issuer               Title of Class   CUSIP    thousands) Principal Amount Type Discretion Managers Authority
---------------------------- -------------- --------- ----------- ---------------- ---- ---------- -------- ---------
AMERICA MOVIL SAB DE CV      SPON ADR L SHS 02364W105     102            3,300      SH    DEFINED     1        NONE
ARACRUZ CELULOSE S A         SPON ADR PFD B 038496204     298           26,400      SH    DEFINED     1        NONE
AU OPTRONICS CORP            SPONSORED ADR  002255107     374           48,685      SH    DEFINED     1        NONE
BRASIL TELECOM PARTICIPACOES SPON ADR PFD   105530109      58            1,500      SH    DEFINED     1        NONE
CNOOC LTD                    SPONSORED ADR  126132109     143            1,500      SH    DEFINED     1        NONE
CPFL ENERGIA S A             SPONSORED ADR  126153105     203            5,200      SH    DEFINED     1        NONE
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109     423           46,500      SH    DEFINED     1        NONE
GAFISA S A                   SPONS ADR      362607301     172           18,600      SH    DEFINED     1        NONE
DESARROLLADORA HOMEX S A DE  SPONSORED ADR  25030W100      55            2,400      SH    DEFINED     1        NONE
LDK SOLAR CO LTD             SPONSORED ADR  50183L107     156           11,900      SH    DEFINED     1        NONE
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109     331           12,400      SH    DEFINED     1        NONE
MECHEL OAO                   SPONSORED ADR  583840103      46           11,400      SH    DEFINED     1        NONE
NETEASE COM INC              SPONSORED ADR  64110W102     133            6,000      SH    DEFINED     1        NONE
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408      88            3,600      SH    DEFINED     1        NONE
PETROCHINA CO LTD            SPONSORED ADR  71646E100     258            2,900      SH    DEFINED     1        NONE
SATYAM COMPUTER SERVICES LTD ADR            804098101      59            6,500      SH    DEFINED     1        NONE
COMPANHIA DE SANEAMENTO BASI SPONSORED ADR  20441A102     366           15,100      SH    DEFINED     1        NONE
COMPANHIA SIDERURGICA NACION SPONSORED ADR  20440W105     382           29,800      SH    DEFINED     1        NONE
SOHU COM INC                 COM            83408W103     549           11,600      SH    DEFINED     1        NONE
SILICONWARE PRECISION INDS L SPONSD ADR SPL 827084864     112           25,100      SH    DEFINED     1        NONE
TENARIS S A                  SPONSORED ADR  88031M109     384           18,300      SH    DEFINED     1        NONE
OPEN JT STK CO-VIMPEL COMMUN SPONSORED ADR  68370R109     154           21,500      SH    DEFINED     1        NONE
YINGLI GREEN ENERGY HLDG CO  ADR            98584B103     941          154,317      SH    DEFINED     1        NONE